[LETTERHEAD]

August 29, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

RE:	SA Funds – Investment Trust
File Nos. 333-70423; 811-09195
Post-Effective Amendment No. 21

Ladies and Gentlemen:

We hereby submit for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 21 under the 1933 Act and Amendment No. 23 under the Investment Company Act of 1940, as amended, to the Registrant’s registration statement on Form N-1A (the “Amendment”).

The primary purpose of the Amendment is to reflect a change to the investment goal and investment strategies for the SA Global Fixed Income Fund.  The Amendment also makes certain clarifying changes and non-material revisions to the prospectus and statement of additional information.  Pursuant to Rule 485(a)(1), it is intended that the Amendment become effective on October 28, 2008. We would be pleased to provide you with any additional information you may require or with marked copies indicating changes from Post-Effective Amendment No. 20 under the 1933 Act.

If you should have any questions relating to the Amendment, please contact me at (617) 937-5524.

Sincerely,

/s/ Brian F. Link, Esq.
Vice President and Managing Counsel

cc:	Steven K. McGinnis, Chief Compliance Officer, SA Funds – Investment Trust
R. Darrell Mounts, Esq., K&L Gates LLP